Performance Management - Truth Social God Bless America ETF	Apr. 13, 2026
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

Concurrently with the Fund’s commencement of operations, the Fund acquired all of the assets and liabilities of the Predecessor Fund in the Reorganization. The Predecessor Fund had an investment objective and investment strategies that were substantially similar as those of the Fund and the Fund has adopted the performance of the Predecessor Fund.

The bar chart and table below provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year. The table shows how the Predecessor Fund’s average annual returns for 1 year and since inception periods compared with those of a broad-based securities market index. The Fund’s (and the Predecessor Fund’s) past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information for the Fund, including its current net asset value per share, is available on the Fund’s website at www.truthsocialfunds.com or by calling toll-free at (201) 985-8300.

Performance Past Does Not Indicate Future [Text]	The Fund’s (and the Predecessor Fund’s) past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and table below provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year. The table shows how the Predecessor Fund’s average annual returns for 1 year and since inception periods compared with those of a broad-based securities market index.
Bar Chart [Heading]	Calendar Year Ended December 31,
Bar Chart [Table]
Bar Chart Closing [Text Block]

The Predecessor Fund’s calendar year-to-date return as of March 31, 2026 was -3.19%.

During the period of time shown in the bar chart, the Predecessor Fund’s highest quarterly return was 15.41% for the quarter ended December 31, 2023 and the lowest quarterly return was (23.92)% for the quarter ended December 31, 2024.

Year to Date Return, Label [Optional Text]	year-to-date return
Bar Chart, Year to Date Return	(3.19%)
Bar Chart, Year to Date Return, Date	Mar. 31, 2026
Highest Quarterly Return, Label [Optional Text]	highest quarterly return
Highest Quarterly Return	15.41%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	lowest quarterly return
Lowest Quarterly Return	(23.92%)
Lowest Quarterly Return, Date	Dec. 31, 2024
Performance Table Heading	Average Annual Total Returns For the Periods Ended December 31, 2025
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the period covered by the table above and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	After-tax returns shown are not relevant to investors who hold their Shares through tax-deferred or other tax-advantaged accounts, such as an IRA.
Performance [Table]
	1 Year	Since Inception (October 10, 2022)
Return Before Taxes	14.27%	28.82%
Return After Taxes on Distributions	14.14%	28.22%
Return After Taxes on Distributions and Sale of Fund Shares	8.54%	22.98%
S&P 500 Total Return Index(1) (reflects no deduction for fees, expenses, or taxes)	17.88%	23.71%

(1)	The S&P 500® Total Return Index is a widely recognized unmanaged index of 500 common stocks, which are generally representative of the U.S. stock market as a whole. The returns provided for the S&P 500® Total Return Index include the reinvestment of dividends.

Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses, or taxes)
Performance Table Closing [Text Block]

After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the period covered by the table above and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Shares through tax-deferred or other tax-advantaged accounts, such as an IRA.

Performance Availability Website Address [Text]	www.truthsocialfunds.com
Performance Availability Phone [Text]	(201) 985-8300